Income and Expenses - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income And Expenses [Line Items]
Decrease cost of sales	€ 100.5	€ (58.5)
Cost of sales (as a percent)	19.00%	(10.00%)
Cost of sales	€ 641.8	€ 541.3	€ 599.8
Inventory write-offs	162.8	125.8	94.5
Increase of research and development expense	€ (149.3)	€ 471.1
Research and development expense (as a percent)	(7.00%)	26.00%
Research and development expenses	€ 2,104.9	€ 2,254.2	1,783.1
Increase of sales and marketing expense	€ 42.1	€ 5.2
Sales and marketing expense (as a percent)	62.00%	8.00%
Sales and marketing expenses	€ 110.0	€ 67.9	62.7
Increase of general and administrative expense	€ (16.7)	€ 36.1
General and administrative expense (as a percent)	(3.00%)	7.00%
General and administrative expenses	€ 514.4	€ 531.1	€ 495.0
Impairment loss recognised in profit or loss	71.6
Other employee expense	57.0
Impairment	57.8
Impairment loss recognised in other comprehensive income, right-of-use assets	€ 13.8